Income Taxes (Tables)	3 Months Ended
Mar. 31, 2011
Income Taxes (Tables) [Abstract]
Summary of income tax expense reconciled to the statutory rates
The amount reported as income tax expense in our condensed consolidated financial statements is reconciled to the statutory rates as follows:

	Three-month period ended (unaudited)
	March 31, 2011			December 31, 2010			March 31, 2010
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	4,518	3,353	7,871	5,581	1,301	6,882	220	1,165	1,385
Exchange variation (not taxable) or not deductible	—	47	47	—	114	114	—	(416)	(416)

	4,518	3,400	7,918	5,581	1,415	6,996	220	749	969

Tax at Brazilian composite rate	(1,536)	(1,156)	(2,692)	(1,898)	(481)	(2,379)	(75)	(254)	(329)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	436	—	436	369	—	369	209	—	209
Difference on tax rates of foreign income	—	748	748	—	699	699	—	324	324
Tax incentives	171	—	171	198	—	198	17	—	17
Valuation allowance reversal (provision)
Other non-taxable, income/non deductible expenses	13	(53)	(40)	82	(106)	(24)	(4)	22	18

Income tax per consolidated statements of income	(916)	(461)	(1,377)	(1,249)	112	(1,137)	147	92	239

Reconciliation of amounts due to uncertainty in income taxes
The reconciliation of the beginning and ending amounts is as follows: (see note 16(b)) tax — related actions)

	Three-month period ended (unaudited)
	March 31,	December 31,	March,
	2011	2010	2010
Beginning of the period	2,555	392	396

Increase resulting from tax positions taken	9	2,121	4
Decrease resulting from tax positions taken	(2)	(2)	—
Cumulative translation adjustments	61	44	9

End of the period	2,623	2,555	409